Employee Benefits (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Notes to Financial Statements
Company 401k contribution	50.00%	50.00%
Savings/profit sharing plan company contribution	$ 35	$ 50
Management Security Plan expense	(14)	(7)
Management Security Plan accrued benefit	$ 1,424	$ 1,440